Right-of-use Assets and Lease Liabilities - Schedule of Lease Obligations Classification (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Current	SFr (315)	SFr (174)
Non-current	(865)	(431)
Total	SFr (1,180)	SFr (605)	SFr (633)